OPERATING DATA - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities in business combination [line items]
Accrued payroll and employee related expenses	$ 1,415	$ 1,545
Accrued interest and other payables	1,049	1,207
Payable from acquisition of intangible, tangible & financial assets	1,123	615
Other amounts due to public authorities	652	833
Derivative financial instruments (notes 6.1 and 6.3)	379	316
Unearned revenue and accrued payables	67	63
Accrued expenses and other liabilities	4,864	4,831
AMSF
Disclosure of contingent liabilities in business combination [line items]
Put option liability ArcelorMittal Sul Fluminense (note 11.5.2)	$ 179	$ 252